Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		62 Months Ended	65 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (198,195)	$ (461,831)	$ (1,735,856)	$ (1,952,064)	$ (4,501,968)	$ (4,700,163)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,771	2,744	10,976	11,016	25,363	28,134
Stock-based compensation	26,000	42,500	251,336	692,500	1,103,836	1,129,836
Accretion of debt discount	69,961	78,813	326,382	328,287	852,043	922,004
Gain on extinguishment of debt	0	0	0	0	(8,000)	(8,000)
Loss on extinguishment of debt	0	0	233,062	0	470,869	470,869
Change in current assets and liabilities:
(Increase) decrease in prepaid expenses	3,054	7,541	8,733	(11,429)	(9,020)	(5,966)
Decrease in advances to related party	0	0	0	18,416	0	0
Decrease (increase) in accounts payable and accrued liabilities	(1,148)	(6,325)	7,319	222,909	256,956	255,808
NET CASH USED IN OPERATING ACTIVITIES	(97,557)	(336,558)	(898,048)	(690,365)	(1,809,921)	(1,907,478)
CASH FLOWS FROM INVESTING ACTIVITIES
Website	0	0	0	(7,754)	(38,945)	(38,945)
Equipment	(523)	0	0	0	(4,957)	(5,480)
Mineral property	0	0	0	0	(350,000)	(350,000)
Reclamation bond	0	(32,232)	(32,232)	(92,876)	(125,108)	(125,108)
NET CASH USED IN INVESTING ACTIVITIES	(523)	(32,232)	(32,232)	(100,630)	(519,010)	(519,533)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank overdraft	(423)	0	423	0	423	0
Proceeds from sale of common stock	100,000	0	300,000	1,500,000	2,712,310	2,812,310
Loans from related party	0	0	0	0	16,198	16,198
Proceeds from notes payable	0	0	0	0	200,000	200,000
Payment on promissory note	0	0	0	(600,000)	(600,000)	(600,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	99,577	0	300,423	900,000	2,328,931	2,428,508
NET INCREASE ( DECREASE) IN CASH	1,497	(368,790)	(629,857)	109,005	0	1,497
CASH, BEGINNING OF PERIOD	0	629,857	629,857	520,852	0	0
CASH, END OF PERIOD	1,497	261,067	0	629,857	0	1,497
Supplemental information:
Interest paid in cash	31,250	0	31,250	0	31,250	62,500
Taxes paid in cash	0	0	0	0	0	0
Supplemental cash flow information and noncash financing activities:
Common stock payable for property	0	0	0	0	115,000	115,000
Promissory notes issued for property	0	0	0	0	2,405,500	2,405,500
Forgiveness of debt by former director	0	0	0	0	16,198	16,198
Common stock issued to satisfy common stock payable	0	867,500	867,500	1,106,410	1,973,910	1,973,910
Conversion of debt totalling $208,603, (including interest of $8,603) for common stock	$ 0	$ 0	$ 0	$ 0	$ 464,610	$ 464,610